Capital structure financial policies (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Feb. 03, 2021	Dec. 22, 2022	Dec. 20, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares issued (in shares)	21.0
Share issue price (in dollars per share)	$ 25.00
Credit facility
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility		$ 2,000	$ 2,000	$ 1,657
Revolving component
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility		800	800	850
Term loan components
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility		$ 1,200	$ 1,200	$ 807